CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flow from operating activities:
Net loss	$ (85,337)	$ (221,885)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, depletion and amortization	267,801	197,441
Impairment of long-lived assets	0	57,053
Unit-based compensation expenses	21,500	11,262
Amortization and write-off of deferred financing fees	2,313	5,412
Losses on sale of assets and other, net	(1,327)	(15,306)
Deferred income taxes	5,584	7,503
Derivatives activities:
Total losses	241,493	108,370
Cash settlements	(14,511)	85,794
Changes in assets and liabilities:
(Increase) decrease in accounts receivable – trade, net	(34,337)	55,544
Increase in other assets	(4,176)	(1,327)
Increase (decrease) in accounts payable and accrued expenses	16,105	(13,609)
Increase in other liabilities	16,720	27,730
Net cash provided by operating activities	434,482	334,594
Cash flow from investing activities:
Acquisition of oil and natural gas properties and joint-venture funding	(25,345)	(15,128)
Development of oil and natural gas properties	(394,843)	(235,804)
Purchases of other property and equipment	(10,151)	(25,843)
Proceeds from sale of properties and equipment and other	(10,686)	(2,224)
Net cash used in investing activities	(441,025)	(278,999)
Cash flow from financing activities:
Proceeds from borrowings	540,000	300,000
Repayments of debt	(241,188)	(145,000)
Distributions to unitholders	(240,073)	(170,954)
Financing fees and other, net	(37,510)	(34,850)
Excess tax benefit from unit-based compensation	1,457	0
Net cash provided by (used in) financing activities	22,686	(50,804)
Net increase in cash and cash equivalents	16,143	4,791
Cash and cash equivalents:
Beginning	52,171	1,243
Ending	$ 68,314	$ 6,034